ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
Assets and liabilities classified as Held for Sale [Abstract]
Schedule Of Assets And Liabilities Classified As Held For Sale
The major classes of assets and liabilities classified as held for sale are as follows:

US$ MILLIONS	Dec. 31, 2024
Assets
Accounts receivable and other current assets	$42
Current assets	42
Property, plant and equipment	1,775
Intangible assets	105
Other non-current assets	36
Total assets classified as held for sale	$1,958

Liabilities
Accounts payable and other liabilities	$12
Non-recourse borrowings	1,197
Total liabilities associated with assets held for sale	1,209
Net assets classified as held for sale	$749